Summary of Expenses for Bank's Defined Contribution Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 607	$ 533
Defined contribution pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	195	178
Government pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 412	$ 355